Related Parties - Summary of Related Parties and Nature of Relationship (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Xiaopeng He [Member]
Related Party Transaction [Line Items]
Relationship with the company	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer	Principal Shareholder of the Company, Chairman of the Board and Chief Executive Officer
Guangzhou Huitian Aerospace Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by Principal Shareholder	A Company Controlled by Principal Shareholder
Guangzhou Zhongpeng Investment and Development Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by Principal Shareholder	A Company Controlled by Principal Shareholder
Shenzhen Pengxing Smart Co Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company	A Company Controlled by Principal Shareholder